Schedule of Provision For Income Taxes (Details) - USD ($)	1 Months Ended		3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 12, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor			Predecessor	Successor
Current tax benefit:
Federal
State						23,240
Current tax benefit						23,240
Deferred tax benefit:
Federal		(151,625)			(2,191,344)	(19,104,800)
State		(34,844)			(482,283)	(4,468,170)
Deferred tax benefit		(186,469)			(2,673,627)	(23,572,970)
Change in valuation allowance		(558,581)			2,673,627	14,093,900
Provision for income taxes		$ (745,050)		$ (1,047,051)		$ (9,455,830)